Financial instruments - Schedule of fair value of assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	$ 233	$ 307
Non-current financial debt | Senior Notes Due 2026, 2029, and 2049
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(2,724)	(1,979)
Financial liabilities, at fair value	2,921	2,049
Level 3 | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(192)	(243)	$ (293)	$ (162)
Level 3 | Long-term financial investments measured at FVOCI | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	21	31	22	19
Level 3 | Financial investments measured at FVPL | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	41	61	$ 73	$ 98
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	351	429
Current financial assets	1,143	533
Total financial assets at fair value and amortized cost or cost	1,494	962
Financial liabilities	(4,336)	(3,722)
Recurring fair value measurement | Measured at FVPL | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(192)	(243)
Recurring fair value measurement | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(1)	(16)
Recurring fair value measurement | Valued at amortized cost or cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(4,143)	(3,463)
Recurring fair value measurement | Valued at amortized cost or cost | Non-current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(3,909)	(3,218)
Recurring fair value measurement | Valued at amortized cost or cost | Current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(234)	(245)
Recurring fair value measurement | Long-term financial investments measured at FVOCI | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	21	31
Recurring fair value measurement | Financial investments measured at FVPL | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	27	28
Recurring fair value measurement | Financial investments measured at FVPL | Deferred compensation assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	118	122
Recurring fair value measurement | Financial investments measured at FVPL | Money market funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	795	120
Recurring fair value measurement | Financial investments measured at FVPL | Current portion of long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	14	33
Recurring fair value measurement | Financial investments measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	2	1
Recurring fair value measurement | Valued at amortized cost or cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	185	248
Current financial assets	332	379
Total financial assets at fair value and amortized cost or cost	517	627
Recurring fair value measurement | Valued at amortized cost or cost | Long-term receivables from customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	107	136
Current financial assets	116	122
Recurring fair value measurement | Valued at amortized cost or cost | Minimum lease payments from finance lease agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	59	78
Current financial assets	41	46
Recurring fair value measurement | Valued at amortized cost or cost | Long-term loans, advances, and security deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	19	34
Recurring fair value measurement | Valued at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	127	147
Recurring fair value measurement | Valued at amortized cost or cost | VAT receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	48	64
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	118	122
Current financial assets	795	120
Total financial assets at fair value and amortized cost or cost	913	242
Financial liabilities	0	0
Recurring fair value measurement | Level 1 | Measured at FVPL | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Level 1 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Level 1 | Valued at amortized cost or cost | Non-current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Level 1 | Valued at amortized cost or cost | Current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Level 1 | Long-term financial investments measured at FVOCI | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 1 | Financial investments measured at FVPL | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 1 | Financial investments measured at FVPL | Deferred compensation assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	118	122
Recurring fair value measurement | Level 1 | Financial investments measured at FVPL | Money market funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	795	120
Recurring fair value measurement | Level 1 | Financial investments measured at FVPL | Current portion of long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Financial investments measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Valued at amortized cost or cost | Long-term receivables from customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Valued at amortized cost or cost | Minimum lease payments from finance lease agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Valued at amortized cost or cost | Long-term loans, advances, and security deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 1 | Valued at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Valued at amortized cost or cost | VAT receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	2	1
Total financial assets at fair value and amortized cost or cost	2	1
Financial liabilities	(1)	(16)
Recurring fair value measurement | Level 2 | Measured at FVPL | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Level 2 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(1)	(16)
Recurring fair value measurement | Level 2 | Valued at amortized cost or cost | Non-current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Level 2 | Valued at amortized cost or cost | Current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Level 2 | Long-term financial investments measured at FVOCI | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Financial investments measured at FVPL | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Financial investments measured at FVPL | Deferred compensation assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Financial investments measured at FVPL | Money market funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Financial investments measured at FVPL | Current portion of long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Financial investments measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	2	1
Recurring fair value measurement | Level 2 | Valued at amortized cost or cost | Long-term receivables from customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Valued at amortized cost or cost | Minimum lease payments from finance lease agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Valued at amortized cost or cost | Long-term loans, advances, and security deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Valued at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Valued at amortized cost or cost | VAT receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	48	59
Current financial assets	14	33
Total financial assets at fair value and amortized cost or cost	62	92
Financial liabilities	(192)	(243)
Recurring fair value measurement | Level 3 | Measured at FVPL | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(192)	(243)
Recurring fair value measurement | Level 3 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Level 3 | Valued at amortized cost or cost | Non-current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Level 3 | Valued at amortized cost or cost | Current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Level 3 | Long-term financial investments measured at FVOCI | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	21	31
Recurring fair value measurement | Level 3 | Financial investments measured at FVPL | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	27	28
Recurring fair value measurement | Level 3 | Financial investments measured at FVPL | Deferred compensation assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 3 | Financial investments measured at FVPL | Money market funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Financial investments measured at FVPL | Current portion of long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	14	33
Recurring fair value measurement | Level 3 | Financial investments measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Valued at amortized cost or cost | Long-term receivables from customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Valued at amortized cost or cost | Minimum lease payments from finance lease agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Valued at amortized cost or cost | Long-term loans, advances, and security deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 3 | Valued at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Valued at amortized cost or cost | VAT receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	$ 0	$ 0